Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill.
Schedule of reconciliation of changes in goodwill

	2021	2020	2019
Balances at beginning of the year	$1,650,716	1,578,994	1,631,771
Foreign currency effects	37,891	71,722	(52,777)
Balances at end of year	$1,688,607	1,650,716	1,578,994

Schedule of assumptions and balances of each cash-generating unit

The assumptions and balances of each cash-generating unit are as follows:

	2021
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.63%	3.00%
Campi	88,015	5	12.63%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	68,019	5	3.26%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	114,851	5	3.26%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,204,889	5	10.00%	3.40%
	$1,688,607

	2020
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.95%	3.00%
Campi	88,015	5	12.95%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	66,162	5	3.43%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	111,715	5	3.43%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,171,991	5	3.43%	0.00%
	$1,650,716

	2019
			Annual	Annual
	Final	Projection	discount	growth
	balance of	period	rate	rate
Cash-generating unit	the year	(years)	(%)	(%)
Bachoco - Istmo and Peninsula regions	$212,833	5	12.84%	3.00%
Campi	88,015	5	12.84%	3.00%
Ok Farms - Morris Hatchery, Inc. Arkansas	62,647	5	5.22%	0.00%
Ok Farms - Morris Hatchery Inc. Georgia	105,780	5	5.22%	0.00%
Ok Foods- Albertville Quality Foods, Inc.	1,109,719	5	5.22%	0.00%
	$1,578,994

As of December 31, 2021, the percentage by which the recoverable amount of each cash-generating unit exceeds its carrying amount is shown below:

Cash-generating unit	%
Bachoco - Istmo and Peninsula regions	49%
Campi	130%
Ok Farms- Morris Hatchery Inc. Arkansas	183%
Ok Farms- Morris Hatchery Inc. Georgia	60%
Ok Foods- Albertville Quality Foods, Inc.	4%